FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Carrying Value	$ 18,593	$ 17,055
Fair Value	$ 18,307	$ 16,959